Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Amount current liabilities exceeded current assets	¥ (57,981)	¥ (77,310)
Profit (loss) for the year	¥ (13,284)	¥ (12,561)	¥ 3,480
Bottom of range [member]
Statement [Line Items]
Proportion of ownership interest in associate	20.00%
Top of range [member]
Statement [Line Items]
Proportion of ownership interest in associate	50.00%